INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible assets
Balance at beginning of the year	$ 176,893,136	$ 173,783,956
Additions	15,494,190	12,992,837
Additions from business combination		2,217,985
Transfers/ Disposals	(101,463)
Amortization of the year	(11,154,731)	(12,113,107)
Foreign currency translation	41,947	11,465
Balance at end of the year	$ 181,173,079	176,893,136
Intangible assets other than goodwill
Intangible assets
Weighted average cost of capital	2.00%
Minimum adopted period for cash flow projection	5 years
Maximum | Intangible assets other than goodwill
Intangible assets
Discount rate	16.39%
Projected period for cash flow projections	18 years
Minimum | Intangible assets other than goodwill
Intangible assets
Discount rate	11.56%
Projected period for cash flow projections	8 years
HB4 technology and breeding program
Intangible assets
Balance at beginning of the year	$ 35,574,371	31,679,681
Additions	3,164,283	5,986,682
Amortization of the year	(2,274,483)	(2,091,992)
Balance at end of the year	36,464,171	35,574,371
Integrated seed products
Intangible assets
Balance at beginning of the year	2,681,826	2,841,008
Amortization of the year	(194,339)	(191,559)
Foreign currency translation	38,923	32,377
Balance at end of the year	2,526,410	2,681,826
Microbiological products
Intangible assets
Balance at beginning of the year	41,187,249	37,295,460
Additions	286,665
Transfers/ Disposals	3,605,198	7,610,115
Amortization of the year	(1,511,420)	(3,718,326)
Foreign currency translation	3,126
Balance at end of the year	43,570,818	41,187,249
Microbiological products in progress
Intangible assets
Balance at beginning of the year	10,452,861	12,213,341
Additions	5,163,500	5,869,084
Transfers/ Disposals	(3,706,661)	(7,610,115)
Foreign currency translation		(19,449)
Balance at end of the year	11,909,700	10,452,861
Trademarks and patents
Intangible assets
Balance at beginning of the year	48,028,369	51,933,444
Additions	158,557	44,073
Additions from business combination		122,305
Transfers/ Disposals	(122,305)
Amortization of the year	(4,080,753)	(4,071,453)
Balance at end of the year	43,983,868	48,028,369
Trademarks and patents with indefinite useful lives
Intangible assets
Balance at beginning of the year	9,922,989	7,827,309
Additions from business combination		2,095,680
Transfers/ Disposals	122,305
Balance at end of the year	10,045,294	9,922,989
Software
Intangible assets
Balance at beginning of the year	1,827,983	1,638,519
Additions	16,222	585,313
Transfers/ Disposals	146,839	276,128
Amortization of the year	(676,995)	(670,514)
Foreign currency translation	(102)	(1,463)
Balance at end of the year	1,313,947	1,827,983
Software in progress
Intangible assets
Balance at beginning of the year	580,728	349,171
Additions	176,064	507,685
Transfers/ Disposals	(146,839)	(276,128)
Balance at end of the year	609,953	580,728
Customer loyalty
Intangible assets
Balance at beginning of the year	21,636,760	23,006,023
Amortization of the year	(1,368,659)	(1,369,263)
Balance at end of the year	20,268,101	21,636,760
RG/RS/OX Wheat in progress
Intangible assets
Balance at beginning of the year	5,000,000	5,000,000
Additions	6,528,899
Amortization of the year	(1,048,082)
Balance at end of the year	$ 10,480,817	$ 5,000,000